Short term loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short term loans	$ 861,846	$ 1,698,058
Longwan Rural Commercial Bank Shacheng Branch [Member]
Short term loans	$ 287,282	$ 290,888
Term	August 09, 2019 to August 08, 2020	July 23, 2018 to July 17, 2019
Effective interest rate	4.50%	8.71%
Industrial and Commercial Bank of China [Member]
Short term loans	$ 574,564
Term	August 15, 2019 to August 15, 2020
Effective interest rate	4.35%
Bank of China Longwan Branch [Member]
Short term loans		$ 202,894
Term		April 13, 2016 to April 14, 2019
Effective interest rate		5.70%
Bank of China Longwan Branch One [Member]
Short term loans		$ 186,168
Term		June 8, 2016 to April 14, 2019
Effective interest rate		5.70%
Industrial and Commercial Bank of China -Wenzhou Branch [Member]
Short term loans		$ 727,220
Term		July 17, 2018 to July 17, 2019
Effective interest rate		6.04%
Longwan Rural Commercial Bank Shacheng Branch One [Member]
Short term loans		$ 290,888
Term		July 25, 2018 to July 17, 2019
Effective interest rate		8.71%